Stockholders' Equity/Members' Deficit	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
Stockholders' Equity/Members' Deficit
19.	Stockholders’ Equity/Members’ Deficit

Structure prior to the Reorganization Transactions

Prior to the completion of the Reorganization Transactions, Shift4 Payments, LLC had LLC Interests outstanding in the form of Class A Common units and Class B Common units. Immediately prior to the completion of the Reorganization Transactions, the LLC Interests of Shift4 Payments, LLC were beneficially owned as set forth below.

•	Searchlight owned 28,889,790 Class A units, representing 52.3% economic interest in Shift4 Payments, LLC.

•	Rook owned 25,829,016 Class A units, representing 46.7% economic interest in Shift4 Payments, LLC.

•	A former equity owner owned 528,150 Class B units, representing 1.0% economic interest in Shift4 Payments, LLC.

Amendment and Restatement of Certificate of Incorporation

In connection with the Reorganization Transactions, the Company’s certificate of incorporation was amended and restated to, among other things, provide for the (i) authorization of 300,000,000 shares of Class A common stock with a par value of $0.0001 per share; (ii) authorization of 100,000,000 shares of Class B common stock with a par value of $0.0001 per share; (iii) authorization of 100,000,000 shares of Class C common stock with a par value of $0.0001 per share; and (iv) authorization of 20,000,000 shares of preferred stock with a par value of $0.0001 per share.

Holders of Class A common stock are entitled to one vote per share, and holders of Class B and Class C common stock are entitled to ten votes per share. Holders of Class A, Class B, and Class C common stock will vote together as a single class on all matters presented to the Company’s stockholders for their vote of approval, except for certain amendments to the Company’s Certificate of Incorporation or as otherwise required by law. Holders of the Class A and Class C common stock are entitled to receive dividends, and upon the Company’s dissolution or liquidation, after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, the holders of shares of Class A and Class C common stock will be entitled to receive pro rata the Company’s remaining assets available for distribution. Holders of the Company’s Class B common stock are not entitled to receive dividends and will not be entitled to receive any distributions upon dissolution or liquidation of the Company. Holders of Class A, Class B, and Class C common stock do not have pre-emptive or subscription rights, and there will be no redemption or sinking fund provisions applicable to any class of common stock. Holders of Class A and Class B common stock do not have conversion rights. Shares of Class C common stock can only be held by the Continuing Equity Owners or their permitted transferees, and if any such shares are transferred to any other person, they will automatically convert into shares of Class A common stock on a one-to-one basis.

Shares of Class B common stock will be issued in the future only to the extent necessary to maintain a one-to-one ratio between the number of LLC Interests held by the Continuing Equity Owners and the number of shares of Class B common stock issued to each of the Continuing Equity Owners. Shares of Class B common stock are transferable only together with an equal number of LLC Interests (subject to certain exceptions). Only permitted transferees of LLC Interests held by the Continuing Equity Owners will be permitted transferees of Class B common stock.

Recapitalization of Shift4 Payments, LLC

In connection with the Reorganization Transactions, and the amendment and restatement of the Shift4 Payments, LLC Agreement, the Company modified its capital structure and converted all existing ownership interests in Shift4 Payments, LLC (including the redeemable preferred units) into LLC Interests of a single class.

In connection with the recapitalization:

•	A total of 528,150 LLC Interests held by a former equity owner were exchanged for an equal number of shares of Class A common stock of Shift4 Payments, Inc.

•	The Company acquired 15,513,817 LLC Interests from Searchlight in exchange for an equal number of shares of Class C common stock of Shift4 Payments, Inc.

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The Company issued 915,503 shares of Class A common stock to satisfy a contingent liability of Shift4 Payments, LLC arising from a previous acquisition. In exchange, Shift4 Payments, LLC issued 915,503 LLC Interests to Shift4 Payments, Inc.

•	The Company issued 39,204,989 shares of Class B common stock to the Continuing Equity Owners on a one-for-one basis to the corresponding LLC Interests held by each of the Continuing Equity Owners.

Initial Public Offering

As described in Note 1, the Company completed its IPO of 17,250,000 shares of Class A common stock, including 2,250,000 shares pursuant to the full exercise of the underwriters’ option to purchase additional shares, at a price to the public of $23.00 per share. The Company received net proceeds of approximately $362.6 million, after deducting underwriting discounts and commissions and offering expenses. Concurrently with the IPO, the Company also completed a $100.0 million private placement of 4,625,346 shares of Class C common stock, which were valued by a third party at a price per share equal to the purchase price. The total net proceeds from the IPO and concurrent private placement were approximately $462.6 million. The Company used the total proceeds to purchase newly issued LLC Interests from Shift4 Payments, LLC. Shift4 Payments, LLC used these amounts received from Shift4 Payments, Inc. to repay certain existing indebtedness and for general corporate purposes.

Follow-on Offering

As described in Note 1, on September 15, 2020, the Company completed an offering of 2,000,000 shares of its Class A common stock, and Searchlight and a former equity owner, sold 7,856,373 and 143,627 shares, respectively, of Class A common stock at a price to the public of $48.50 per share. On October 6, 2020, Searchlight and a former equity owner sold an additional 1,473,070 and 26,930 shares, respectively, of Class A common stock pursuant to the exercise by the underwriters of their option to purchase additional shares. The Company received net proceeds from the Follow-on Offering of $91.8 million, after deducting underwriting discounts and commissions and offering expenses of approximately $5.2 million. The Company did not receive any of the proceeds from the sale of Class A common stock by the selling stockholders. The total net proceeds from the Follow-on Offering were used to purchase newly-issued LLC Interests directly from Shift4 Payments, LLC at a price per unit equal to the price to the public of Class A common stock in the Follow-on Offering, less underwriting discounts and commissions. Shift4 Payments, LLC used these amounts received from Shift4 Payments, Inc. for general corporate purposes.

In connection with the Follow-on Offering, the Company also completed the following transactions:

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The redemption by Searchlight of 3,637,501 LLC Interests in exchange for 3,637,501 shares of Class A common stock, and an immediate cancellation of an equivalent number of shares of Class B common stock. On October 6, 2020, an additional 682,031 LLC Interests were exchanged for 682,031 shares of Class A common stock with an immediate cancellation of an equivalent number of shares of Class B common stock.

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The conversion of 4,218,872 shares of Class C common stock held by Searchlight to 4,218,872 shares of Class A common stock. On October 6, 2020, an additional 791,039 shares of Class C common stock held by Searchlight were converted to 791,039 shares of Class A common stock.